UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.0%
Continental AG	16,539	$950,425	*(a)
GKN PLC	292,569	790,961	(a)
Hyundai Mobis	3,967	1,126,640	(a)

Total Auto Components		2,868,026

Automobiles - 4.2%
DaimlerChrysler AG, Registered Shares	46,939	2,079,130	(a)
Fuji Heavy Industries Ltd.	206,000	1,203,346	(a)
Hyundai Motor Co.	4,199	736,564	(a)
Kia Motors Corp.	23,899	1,428,517	(a)
Nissan Motor Co., Ltd.	140,100	1,238,099	(a)
Renault SA	28,098	931,306	(a)
Toyota Motor Corp.	127,275	4,350,825	(a)

Total Automobiles		11,967,787

Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	93,716	757,833	(a)
SJM Holdings Ltd.	725,000	1,261,983	(a)

Total Hotels, Restaurants & Leisure		2,019,816

Household Durables - 0.5%
Sekisui Chemical Co., Ltd.	172,000	1,443,621	(a)

Internet & Catalog Retail - 0.4%
Dena Co., Ltd.	27,900	1,167,202	(a)

Leisure Equipment & Products - 0.4%
Nikon Corp.	52,300	1,228,930	(a)

Media - 1.7%
ITV PLC	1,176,652	1,079,613	*(a)
Pearson PLC	39,064	687,582	(a)
Schibsted ASA	44,684	955,336	(a)
Vivendi Universal SA	93,998	1,919,214	(a)

Total Media		4,641,745

Specialty Retail - 0.6%
Yamada Denki Co., Ltd.	22,830	1,593,936	(a)

Textiles, Apparel & Luxury Goods - 0.8%
Christian Dior SA	11,112	1,243,109	(a)
Industria de Diseno Textil S.A.	12,359	1,058,397	(a)

Total Textiles, Apparel & Luxury Goods		2,301,506

TOTAL CONSUMER DISCRETIONARY		29,232,569

CONSUMER STAPLES - 10.9%
Beverages - 0.7%
Kirin Holdings Co., Ltd.	112,000	1,462,156	(a)
SABMiller PLC	18,471	600,345	(a)

Total Beverages		2,062,501

Food & Staples Retailing - 3.7%
Aeon Co., Ltd.	119,700	1,615,792	(a)
Alimentation Couche-Tard Inc., Class B Shares	56,300	1,579,559
Distribuidora Internacional de Alimentacion SA	301,298	1,186,515	*(a)
FamilyMart Co., Ltd.	23,600	901,445	(a)
Koninklijke Ahold NV	147,988	1,740,069	(a)
Seven & I Holdings Co., Ltd.	37,500	1,052,702	(a)
Tesco PLC	419,952	2,456,489	(a)

Total Food & Staples Retailing		10,532,571

Food Products - 3.4%
Danone SA	18,600	1,144,667	(a)
Nestle SA, Registered Shares	82,466	4,533,183	(a)
Nippon Meat Packers Inc.	66,000	857,295	(a)
Suedzucker AG	41,320	1,172,438	(a)
Unilever NV, CVA	58,641	1,857,396	(a)

Total Food Products		9,564,979

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Personal Products - 0.6%
Kao Corp.	55,000	$1,529,909	(a)

Tobacco - 2.5%
British American Tobacco PLC	79,578	3,372,909	(a)
Imperial Tobacco Group PLC	76,864	2,595,737	(a)
Swedish Match AB	36,358	1,203,053	(a)

Total Tobacco		7,171,699

TOTAL CONSUMER STAPLES		30,861,659

ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
BG Group PLC	175,133	3,334,935	(a)
BP PLC	721,256	4,326,025	(a)
Eni SpA	118,848	2,088,211	(a)
Idemitsu Kosan Co., Ltd.	8,500	762,058	(a)
JX Holdings Inc.	178,800	1,003,536	(a)
Pacific Rubiales Energy Corp.	37,200	788,090
Repsol YPF, SA	35,700	940,621	(a)
Royal Dutch Shell PLC, Class A Shares	169,679	5,268,313
Royal Dutch Shell PLC, Class B Shares	113,644	3,529,759	(a)
TonenGeneral Sekiyu KK	152,000	1,743,204	(a)
Total SA	61,403	2,707,299	(a)
Yanzhou Coal Mining Co., Ltd., Class H Shares	406,000	853,268	(a)

TOTAL ENERGY		27,345,319

FINANCIALS - 16.7%
Capital Markets - 0.8%
Deutsche Bank AG, Registered Shares	47,474	1,654,089	(a)
UBS AG, Registered Shares	52,479	597,383	*(a)

Total Capital Markets		2,251,472

Commercial Banks - 9.5%
Australia & New Zealand Banking Group Ltd.	126,597	2,351,096	(a)
Banco Santander SA	173,545	1,418,737	(a)
Bank of China Ltd.	1,982,000	604,761	(a)
BNP Paribas SA	27,231	1,077,867	(a)
Commonwealth Bank of Australia	50,949	2,215,286	(a)
DNB NOR ASA	107,200	1,070,202	(a)
Gunma Bank Ltd.	245,000	1,364,123	(a)
HSBC Holdings PLC	656,596	5,004,143	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	1,434,000	693,155	(a)
Mitsubishi UFJ Financial Group Inc.	580,000	2,606,851	(a)
National Australia Bank Ltd.	111,238	2,363,350	(a)
Standard Chartered PLC	107,896	2,153,538	(a)
Sumitomo Mitsui Financial Group Inc.	23,800	671,686	(a)
Swedbank AB, Class A Shares	44,822	493,911	(a)
Westpac Banking Corp.	151,110	2,904,346	(a)

Total Commercial Banks		26,993,052

Consumer Finance - 0.7%
Credit Saison Co., Ltd.	44,500	856,376	(a)
ORIX Corp.	16,190	1,261,685	(a)

Total Consumer Finance		2,118,061

Diversified Financial Services - 0.3%
OKO Bank PLC	70,323	739,090	(a)

Insurance - 4.8%
Allianz AG, Registered Shares	13,455	1,266,126	(a)
Aviva PLC	320,182	1,512,904	(a)

AXA SA	39,672	515,106	(a)
Baloise Holding AG	14,653	1,070,865	(a)
Hannover Rueckversicherung AG	14,793	669,313	(a)
Legal & General Group PLC	421,734	631,175	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	1,485,353	(a)
Sampo Oyj, Class A Shares	59,386	1,487,368	(a)
SCOR SE	50,201	1,082,259	(a)
Sony Financial Holdings Inc.	40,300	609,450	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Insurance - continued
Sun Life Financial Inc.	24,900	$594,758
Suncorp Group Ltd.	116,711	887,405	(a)
Swiss Life Holding	5,727	625,981	*(a)
Tokio Marine Holdings Inc.	47,700	1,209,127	(a)

Total Insurance		13,647,190

Real Estate Management & Development - 0.6%
China Overseas Land & Investment Ltd.	642,000	916,985	(a)
Wheelock & Co., Ltd.	258,000	754,218	(a)

Total Real Estate Management & Development		1,671,203

TOTAL FINANCIALS		47,420,068

HEALTH CARE -10.1%
Health Care Equipment & Supplies - 0.3%
Smith & Nephew PLC	92,880	835,046	(a)

Health Care Providers & Services - 0.5%
Medipal Holdings Corp.	144,400	1,459,260	(a)

Pharmaceuticals - 9.3%
AstraZeneca PLC	78,892	3,493,077	(a)
Bayer AG, Registered Shares	33,909	1,863,502	(a)
Eisai Co., Ltd.	32,900	1,325,979	(a)
GlaxoSmithKline PLC	118,323	2,442,953	(a)
Merck KGaA	10,500	859,168	(a)
Novartis AG, Registered Shares	100,309	5,598,200	(a)
Novo Nordisk A/S, Class B Shares	14,545	1,445,948	(a)
Roche Holding AG	30,672	4,934,564	(a)
Sanofi-Aventis	44,885	2,947,107	(a)
Shionogi & Co., Ltd.	63,500	939,797	(a)
Teva Pharmaceutical Industries Ltd., ADR	18,500	688,570

Total Pharmaceuticals		26,538,865

TOTAL HEALTH CARE		28,833,171

INDUSTRIALS - 11.9%
Aerospace & Defense - 0.3%
MTU Aero Engines Holding AG	14,079	882,675	(a)

Air Freight & Logistics - 0.2%
Toll Holdings Ltd.	133,612	560,285	(a)

Airlines - 0.2%
Cathay Pacific Airways Ltd.	394,000	638,351	(a)

Building Products - 0.2%
Nippon Sheet Glass Co., Ltd.	314,000	701,322	(a)

Commercial Services & Supplies - 0.4%
Societe BIC SA	12,939	1,100,931	(a)

Construction & Engineering - 1.4%
Carillion PLC	151,402	781,156	(a)
Kajima Corp.	331,000	1,089,056	(a)
Koninklijke Boskalis Westminster NV	37,393	1,150,373	(a)
Samsung Engineering Co., Ltd.	4,969	962,901	(a)

Total Construction & Engineering		3,983,486

Electrical Equipment - 0.9%
ABB Ltd.	42,837	731,558	*(a)
Legrand SA	31,930	995,418	(a)
Ushio Inc.	53,500	812,670	(a)

Total Electrical Equipment		2,539,646

Industrial Conglomerates - 2.5%

DCC PLC	35,053	879,381	(a)
Fraser and Neave Ltd.	322,000	1,409,425	(a)
Jardine Matheson Holdings Ltd.	27,200	1,229,436	(a)
SembCorp Industries Ltd.	241,000	621,894	(a)
Siemens AG, Registered Shares	31,549	2,850,205	(a)

Total Industrial Conglomerates		6,990,341

Machinery - 2.4%
Atlas Copco AB, Class A Shares	63,432	1,120,502	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Machinery - continued
IMI PLC	48,681	$535,547	(a)
Ishikawajima-Harima Heavy Industries Co., Ltd.	458,000	1,010,755	(a)
Melrose PLC	177,598	801,254	(a)
Metso Corp.	28,220	822,259	(a)
SembCorp Marine Ltd.	287,000	702,035	(a)
Volvo AB, Class B Shares	73,026	713,957	(a)
Wartsila Oyj	43,588	1,035,075	(a)

Total Machinery		6,741,384

Professional Services - 0.3%
WS Atkins PLC	104,736	878,977	(a)

Road & Rail - 0.7%
Central Japan Railway Co.	145	1,263,396	(a)
FirstGroup PLC	153,863	762,706	(a)

Total Road & Rail		2,026,102

Trading Companies & Distributors - 2.4%
Itochu Corp.	215,100	2,054,445	(a)
Marubeni Corp.	157,000	877,970	(a)
Mitsui & Co., Ltd.	165,600	2,396,900	(a)
Sojitz Corp.	853,100	1,558,824	(a)

Total Trading Companies & Distributors		6,888,139

TOTAL INDUSTRIALS		33,931,639

INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson, Class B Shares	95,885	918,733	(a)

Computers & Peripherals - 0.2%
Toshiba Corp.	153,000	623,893	(a)

Electronic Equipment, Instruments & Components - 1.5%
Hitachi Ltd.	466,000	2,317,757	(a)
Ibiden Co., Ltd.	28,800	604,874	(a)
Spectris PLC	67,315	1,219,264	(a)

Total Electronic Equipment, Instruments & Components		4,141,895

Internet Software & Services - 0.4%
Tencent Holdings Ltd.	55,900	1,143,858	(a)

IT Services - 0.5%
NTT Data Corp.	453	1,397,634	(a)

Office Electronics - 0.8%
Canon Inc.	39,000	1,765,610	(a)
Neopost SA	6,900	507,068	(a)

Total Office Electronics		2,272,678

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	20,256	703,860	(a)
Infineon Technologies AG	175,724	1,294,111	(a)
Tokyo Electron Ltd.	16,300	738,372	(a)

Total Semiconductors & Semiconductor Equipment		2,736,343

Software - 0.3%
Software AG	26,088	824,508	(a)

TOTAL INFORMATION TECHNOLOGY		14,059,542

MATERIALS - 10.2%
Chemicals - 3.9%
Arkema	16,282	945,558	(a)
BASF SE	38,750	2,351,157	(a)
Denki Kagaku Kogyo KK	185,000	703,506	(a)

K&S AG	13,071	687,250	(a)
Lanxess AG	21,897	1,052,581	(a)
Mitsubishi Gas Chemical Co. Inc.	183,000	1,125,054	(a)
Mitsui Chemicals Inc.	240,000	799,707	(a)
Syngenta AG	3,217	833,394	*(a)
Ube Industries Ltd.	630,000	2,088,844	(a)
Yara International ASA	13,010	496,144	(a)

Total Chemicals		11,083,195

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Construction Materials - 0.6%
Cemex SAB de CV, Participation Certificates, ADR	195,628	$618,185	*
CRH PLC	34,109	526,088	(a)
HeidelbergCement AG	12,117	437,929	(a)

Total Construction Materials		1,582,202

Metals & Mining - 5.4%
Anglo American PLC	70,141	2,418,856	(a)
ArcelorMittal	32,646	521,390	(a)
BHP Billiton Ltd.	142,173	4,723,699	(a)
BHP Billiton PLC	95,130	2,520,752	(a)
Grupo Mexico SA de CV, Series B Shares	175,600	415,308
Iluka Resources Ltd.	51,672	604,134	(a)
Rio Tinto Ltd.	17,027	996,890	(a)
Rio Tinto PLC	70,339	3,106,515	(a)

Total Metals & Mining		15,307,544

Paper & Forest Products - 0.3%
Stora Enso Oyj, Class R Shares	154,811	903,971	(a)

TOTAL MATERIALS		28,876,912

TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 3.9%
BT Group PLC	668,578	1,792,205	(a)
Koninklijke KPN NV	125,773	1,655,744	(a)
Nippon Telegraph & Telephone Corp.	31,600	1,518,719	(a)
TDC A/S	210,461	1,717,142	*(a)
Telecom Italia SpA	909,392	987,464	(a)
Telefonica SA	52,990	1,015,887	(a)
Telenor ASA	97,044	1,496,006	(a)
Telstra Corp., Ltd.	263,576	785,568	(a)

Total Diversified Telecommunication Services		10,968,735

Wireless Telecommunication Services - 4.3%
America Movil SAB de CV, Series L Shares, ADR	42,600	940,608
KDDI Corp.	247	1,696,417	(a)
Millicom International Cellular SA, SDR	12,671	1,268,975	(a)
MTN Group Ltd.	57,401	939,131	(a)
Tim Participacoes SA, ADR	51,024	1,202,126
Vodacom Group Ltd.	127,783	1,425,423	(a)
Vodafone Group PLC	1,864,606	4,815,057	(a)

Total Wireless Telecommunication Services		12,287,737

TOTAL TELECOMMUNICATION SERVICES		23,256,472

UTILITIES - 4.0%
Electric Utilities - 2.4%
Cheung Kong Infrastructure Holdings Ltd.	166,000	968,799	(a)
E.ON AG	87,565	1,909,699	(a)
Hokkaido Electric Power Co. Inc.	70,900	1,043,822	(a)
Kansai Electric Power Co. Inc.	34,200	588,103	(a)
Scottish & Southern Energy PLC	62,969	1,259,309	(a)
Terna SpA	322,450	1,196,100	(a)

Total Electric Utilities		6,965,832

Gas Utilities - 0.5%
Snam Rete Gas SpA	298,750	1,379,069	(a)

Multi-Utilities - 1.1%
GDF Suez	66,789	1,995,209	(a)
National Grid PLC	112,677	1,117,201	(a)

Total Multi-Utilities		3,112,410

TOTAL UTILITIES		11,457,311

TOTAL COMMON STOCKS (Cost - $303,204,431)		275,274,662

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	6,029	$797,635	(a)

FINANCIALS - 1.0%
Commercial Banks - 1.0%
Banco Bradesco SA	93,830	1,382,810
Itau Unibanco Holding SA	103,500	1,599,083

TOTAL FINANCIALS		2,981,893

MATERIALS - 0.2%
Metals & Mining - 0.2%
Vale SA	27,800	580,026

TOTAL PREFERRED STOCKS (Cost - $5,497,176)		4,359,554

TOTAL INVESTMENTS - 98.4% (Cost - $308,701,607#)		279,634,216
Other Assets in Excess of Liabilities - 1.6%		4,486,318

TOTAL NET ASSETS - 100.0%		$284,120,534

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

Summary of Investments by Country **

Japan	23.0%
United Kingdom	22.0
Germany	9.0
France	6.8
Switzerland	6.8
Australia	6.6
Netherlands	4.4
Italy	2.0
Spain	2.0
Finland	1.8
Brazil	1.7
Sweden	1.6
South Korea	1.5
Norway	1.4
Hong Kong	1.4
Denmark	1.1
China	1.1
Canada	1.1
Singapore	1.0
South Africa	0.9
Mexico	0.7
Luxembourg	0.6
Ireland	0.5
Cayman Islands	0.4
Bermuda	0.4
Israel	0.2

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities only to be used if other financial instruments are reported in the table carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	—	$29,232,569	—	$29,232,569
Consumer staples	$1,579,559	29,282,100	—	30,861,659
Energy	6,056,403	21,288,916	—	27,345,319
Financials	594,758	46,825,310	—	47,420,068

Notes to Schedule of Investments (unaudited) (continued)

Health care	688,570	28,144,601	—	28,833,171
Industrials	—	33,931,639	—	33,931,639
Information technology	—	14,059,542	—	14,059,542
Materials	1,033,493	27,843,419	—	28,876,912
Telecommunication services	2,142,734	21,113,738	—	23,256,472
Utilities	—	11,457,311	—	11,457,311
Preferred Stocks:
Consumer discretionary	—	797,635	—	797,635
Other preferred stocks	3,561,919	—	—	3,561,919

Total long-term investments	$15,657,436	$263,976,780	—	$279,634,216

Other financial instruments:
Forward foreign currency contracts	—	55,300	—	55,300

Total	$15,657,436	$264,032,080	—	$279,689,516

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$16,915	—	$16,915

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency

Notes to Schedule of Investments (unaudited) (continued)

contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $16,915. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(f) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,076,105
Gross unrealized depreciation	(43,143,496)

Net unrealized depreciation	$(29,067,391)

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell:
British Pound	State Street Bank & Trust Co.	2,083,000	$3,247,107	11/4/11	$(16,915)
Euro	State Street Bank & Trust Co.	2,988,000	4,002,194	11/4/11	55,300

Net unrealized gain on open forward foreign currency contracts					$38,385

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$55,300	$(16,915)	$38,385

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)†	$1,377,908
Forward foreign currency contracts (to sell)	2,922,886

†	At September 30, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: November 28, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2011